DEFERRED TAX ASSETS AND INCOME TAXES - Pretax income (loss) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 British Virgin Islands USD ($)	Dec. 31, 2013 British Virgin Islands CNY	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2011 British Virgin Islands CNY	Dec. 31, 2013 United States of America USD ($)	Dec. 31, 2013 United States of America CNY	Dec. 31, 2012 United States of America CNY	Dec. 31, 2011 United States of America CNY	Dec. 31, 2013 The People's Republic of China USD ($)	Dec. 31, 2013 The People's Republic of China CNY	Dec. 31, 2012 The People's Republic of China CNY	Dec. 31, 2011 The People's Republic of China CNY
Income (Loss) Before Income Taxes [Line Items]
Income before income taxes	24,920,607	43,283,357	27,246,301	7,170,983	23,852,861	24,726,357	14,943,698	24,969,877	$ 19,248,000	119,200,000	102,856,000	175,473,000	$ (950,000)	(5,886,000)	(6,592,000)	(10,645,000)	$ (85,000)	(528,000)	3,171,000	2,895,000	$ 20,283,000	125,614,000	106,277,000	183,223,000